RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 140,307	$ 99,911
Total investments	137,496,423	121,560,921
Dividends	$ 538,161	$ 473,846
Employer common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	14,861	17,615
Total investments	$ 617,038	$ 720,645
Dividends	23,076	24,774
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 140,307	$ 99,911